Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Borrowings
	2024 US$’000	2023 US$’000
Current
Bank borrowings	252,556	174,004
Sales and leaseback liabilities (accounted for as financing transaction)	64,506	57,305
Other lease liabilities	19,233	36,019
	336,295	267,328

Non-current
Loans from non-related parties	—	—
Bank borrowings	322,820	398,507
Sales and leaseback liabilities (accounted for as financing transaction)	461,924	622,174
Other lease liabilities	1,210	4,342
	785,954	1,025,023
Total borrowings	1,122,249	1,292,351

Bank Borrowings	The table below summarises key information of the bank borrowings:

Facility amount	Outstanding amount US$’000	Maturity date
US$473 million facility	87,098
- US$413 million term loan		2026
- US$60 million revolving credit facility		2026
US$374 million facility	—
- US$100 million revolving credit facility		2028
US$216 million facility	131,250	2026
US$84 million facility (DSF)	79,683	2029
US$84 million facility	49,855
- US$68 million term loan		2026
- US$16 million revolving credit facility		2026
US$39 million facility	15,464
-US$30 million term loan		2025
-US$9 million revolving credit facility		2025
Up to US$175 million borrowing base facility	40,500	2025
Up to US$175 million borrowing base facility (with an accordion option of up to US$75 million)	58,500	2025
US$40 million facility	35,881	2029
US$303 million facility	80,000
- US$303 million revolving credit facility	—	2029

Borrowings Subsequently Derecognized	These transactions were accounted for as an extinguishment of existing sales and leaseback liabilities (accounted for as financing transaction).

Facility amount	Outstanding amount US$’000	Maturity date
US$414 million SLB facility	324,788	2032
CTI vessels facilities	157,905	2023 – 2031
Hafnia Tankers finance leases	43,737	2025 – 2030

Weighted Average Effective Interest Rates of Borrowings
The weighted average effective interest rates per annum of total borrowings at the balance sheet date are as follows:

	2024	2023
Bank borrowings	6.8%	6.7%
Sales and leaseback liabilities (accounted for as financing transaction)	6.9%	7.4%

Maturity of Borrowings
The non-current borrowings have the following maturity:

	2024 US$’000	2023 US$’000
Later than one year and not later than five years	517,013	649,710
Later than five years	268,941	375,313
	785,954	1,025,023